CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total equity of the Company's shareholders Cumulative effect of accounting policy change	Total equity of the Company's shareholders	Shares Voting ordinary shares	Shares Non-Voting ordinary shares	Shares Profit Shares	Additional paid-in capital	Accumulated (deficit) / earnings Cumulative effect of accounting policy change	Accumulated (deficit) / earnings	Accumulated other comprehensive loss	Equity attributable to non-controlling interest in subsidiaries	Cumulative effect of accounting policy change	Total
Balance at the beginning (in shares) at Dec. 31, 2018			36,000,000		800,000
Balance as of beginning at Dec. 31, 2018	$ 3	$ 1,652				$ 1,802	$ 3	$ (111)	$ (39)	$ 5	$ 3	$ 1,657
Capital distributions to shareholders		(58)				(58)						(58)
Dividend paid to non-controlling interest shareholders										(5)		(5)
Equity-based compensation		6				6						6
Other comprehensive loss, net of tax		(59)							(59)			(59)
Net loss		134						134		4		138
Balance at the end (in shares) at Dec. 31, 2019			36,000,000	0	800,000
Balance as of ending at Dec. 31, 2019		1,678	$ 0	$ 0	$ 0	1,750		26	(98)	4		1,682
Capital distributions to shareholders		(1)				(1)						(1)
Equity-based compensation		3				3						3
Other comprehensive loss, net of tax		(81)							(81)			(81)
Net loss		(618)						(618)		(1)		(619)
Balance at the end (in shares) at Dec. 31, 2020			36,000,000	0	800,000
Balance as of ending at Dec. 31, 2020		981	$ 0	$ 0	$ 0	1,752		(592)	(179)	3		984
Other comprehensive loss, net of tax		(9)							(9)			(9)
Net loss		(114)						(114)				(114)
Balance at the end (in shares) at Mar. 31, 2021			36,000,000		800,000
Balance as of ending at Mar. 31, 2021		858				1,752		(706)	(188)	3		861
Balance at the beginning (in shares) at Dec. 31, 2020			36,000,000	0	800,000
Balance as of beginning at Dec. 31, 2020		981	$ 0	$ 0	$ 0	1,752		(592)	(179)	3		984
Issued on acquisition of Egencia (see notes 9 and 20) (in shares)				8,413,972
Issued on acquisition of Egencia (see notes 9 and 20)		816				816						816
Dividend on preferred shares (see note - 20)		(10)				(10)						(10)
Equity-based compensation		3				3						3
Settlement of MIP option		(1)				(1)						(1)
Other comprehensive loss, net of tax		17							17			17
Net loss		(473)						(473)		(2)		(475)
Balance at the end (in shares) at Dec. 31, 2021			36,000,000	8,413,972	800,000
Balance as of ending at Dec. 31, 2021		1,333	$ 0	$ 0	$ 0	2,560		(1,065)	(162)	1		1,334
Dividend on preferred shares (see note - 20)		(5)				(5)						(5)
Equity-based compensation		3				3						3
Other comprehensive loss, net of tax		(7)							(7)			(7)
Net loss		(91)						(91)				(91)
Balance at the end (in shares) at Mar. 31, 2022			36,000,000	8,413,972	800,000
Balance as of ending at Mar. 31, 2022		$ 1,233				$ 2,558		$ (1,156)	$ (169)	$ 1		$ 1,234